Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [Abstract]
Trade receivables	£ 27,736	£ 6,047
Other receivables	7,682	1,470
Prepayments and accrued income	11,293	7,691
Total trade and other receivables	£ 46,711	£ 15,208